Schedule II - Valuation and Qualifying Accounts (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable, Credit Loss Expense (Reversal)		$ 98
Accounts Receivable, Allowance for Credit Loss, Writeoff	$ 38
Accounts Receivable, Allowance for Credit Loss, Recovery	$ 48